Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2010 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2012 Issuers [Member] FMC US Finance [Member]	Jun. 30, 2012 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2012 Guarantors [Member] D GmbH [Member]	Jun. 30, 2011 Guarantors [Member] D GmbH [Member]	Dec. 31, 2010 Guarantors [Member] D GmbH [Member]	Jun. 30, 2012 Guarantors [Member] FMCH [Member]	Jun. 30, 2011 Guarantors [Member] FMCH [Member]	Jun. 30, 2012 Non Guarantor Subsidiaries [Member]	Jun. 30, 2011 Non Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non Guarantor Subsidiaries [Member]	Jun. 30, 2012 Combining Adjustment [Member]	Jun. 30, 2011 Combining Adjustment [Member]	Dec. 31, 2010 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 325,304	$ 286,084	$ 718,998	$ 535,199	$ 1,219		$ 2,162	$ 659,835	$ 481,462		$ 11,130	$ 9,240		$ 420,710	$ 326,194	$ 724,342	$ 400,271		$ (1,099,181)	$ (683,187)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions								(532,403)	(358,305)					(505,714)	(332,306)				1,038,117	690,611
Depreciation and amortization			294,251	272,273				221	682		23,540	22,927		0	5,769	284,698	249,455		(14,208)	(6,560)
Change in deferred taxes, net			64,934	53,336				14,485	15,286		5,121	1,572				48,162	41,884		(2,834)	(5,406)
(Gain) loss on sale of fixed assets and investments			(32,974)	(933)					0		20	58				(32,954)	(991)
Loss (gain) on investments									1,833			0					0			(1,833)
Stock Option Compensation Expense			12,949	14,631				(12,949)	14,631							0
Cash outflow from hedging			(14,074)	(58,581)												15,408
Investment gain	12,915		139,600					0								139,600
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(12,498)	(263,509)							(13,554)	(21,238)				1,056	(242,271)
Inventories, net			(64,821)	(120,325)							(52,595)	(33,466)				(19,998)	(104,067)		7,772	17,208
Prepaid expenses, other current and non-current assets			114,903	(78,091)	0		0	120,331	(28,927)		(21,321)	(19,192)		73,363	(44,068)	(56,650)	13,341		(820)	755
Accounts receivable from/payable to related parties			(18,758)	3,944	(612)		(4,127)	(241,016)	(688,780)		66,759	(65,753)		70,910	6,577	36,203	793,654		52,513	(41,142)
Accounts payable, accrued expenses and other current and non-current liabilities			17,328	155,153	2,976		0	(812)	(38,526)		35,310	45,519		3,822	(218)	(19,087)	145,157		(1,905)	245
Income tax payable			(47,012)	(26,534)	715		252	(11,026)	23,075					(55,383)	(3,982)	54,560	(32,506)		(35,415)	(13,836)
Dividend income from equity method investees			38,334
Net cash provided by (used in) operating activities			931,960	486,563	4,298		(1,713)	60,643	(577,569)		54,410	(60,333)		7,708	(42,034)	866,873	1,205,346		(55,961)	(43,145)
Investing Activities:
Purchases of property, plant and equipment			(277,423)	(238,384)				(361)	(133)		(31,912)	(16,484)				(262,701)	(231,968)		17,551	10,201
Proceeds from sale of property, plant and equipment			3,664	8,088					0		147	22				3,477	8,066
Disbursements of loans to related parties			0	0				(45,917)	377,936		82	100		513,595	(798,172)		0		(467,760)	420,136
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,748,179)	(1,122,458)				(1,627,403)	(25,128)		(488)	(3,611)				(1,747,201)	(1,867,825)		1,626,913	774,106
Proceeds from divestitures			228,206														0
Net cash (used in) provided by investing activities			(1,793,732)	(1,352,754)				(1,673,596)	352,675		(32,171)	(19,973)		513,595	(798,172)	(1,778,219)	(2,091,727)		1,176,659	1,204,443
Financing Activities:
Short-term borrowings, net			15,334	115,986				9,306	102,267		(21,944)	80,150		0		27,972	(66,442)
Long-term debt and capital lease obligations, net			1,473,167	1,448,621			1,713	1,943,267	305,359					(521,303)	152,115	(418,270)	1,473,385		467,760	(420,136)
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			(82,500)	130,000												(82,500)	130,000
Proceeds from exercise of stock options			22,748	31,741				19,471	26,762							3,277	4,979
Payment of dividends [N]			(271,733)	(280,649)	0			(271,733)	(280,649)							0	22		0	(22)
Capital (decrease) increase			0	0			0							0		1,590,083	28,216		(1,590,083)	(774,106)
Distributions to noncontrolling interests			(79,334)	(61,735)												(79,334)	(61,735)
Contributions from noncontrolling interests			11,763	12,290												11,763	12,290
Net cash (used in) provided by financing activities			1,089,445	742,494	(4,292)		1,713	1,700,311	153,739		(21,944)	80,150		(521,303)	840,206	1,052,991	866,955		(1,122,323)	(1,194,264)
Effect of exchange rate changes on cash and cash equivalents			(7,587)	50,080				1,065	(75,852)		(12)	14				(8,640)	125,896		0	22
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			220,086	(73,617)	6	0	0	88,423	(147,007)	147,177	283	(142)	225			133,005	106,470	342,524		(32,944)	32,944
Cash and cash equivalents at beginning of period			457,292	522,870			1	2			144					457,145
Cash and cash equivalents at end of period	$ 677,378	$ 449,253	$ 677,378	$ 449,253	$ 6		$ 1	$ 88,425	$ 170		$ 427	$ 83				$ 590,150	$ 448,994			$ 0